Derivative Instruments - Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Realized (losses) gains	$ 382	$ (10,643)	$ (9,790)
Unrealized gains (losses)	937	9,679	8,193
Total realized and unrealized gain (loss) on derivatives	1,319	(964)	(1,597)
Interest Rate Swap Agreements
Derivative [Line Items]
Realized (losses) gains	(994)	(12,797)	(9,790)
Unrealized gains (losses)	2,099	13,681	7,686
Time-charter Swap Agreement
Derivative [Line Items]
Realized (losses) gains	1,106	2,154	0
Unrealized gains (losses)	(875)	875	0
Forward freight agreements
Derivative [Line Items]
Realized (losses) gains	270	0	0
Stock Purchase Warrant
Derivative [Line Items]
Realized (losses) gains	0	0	0
Unrealized gains (losses)	$ (287)	$ (4,877)	$ 507